BUSINESS COMBINATION AND PURCHASE PRICE ALLOCATION (Tables)	12 Months Ended
Dec. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
SCHEDULE OF BUSINESS ACQUISITION CONTINGENT CONSIDERATION

TruGolf Nevada
shares outstanding
as of immediately
prior to the Closing

Ordinary Shares, par value $0.01 per share	262
Exchange Ratio	570:1
Estimated shares of New TruGolf common stock issued to TruGolf Nevada shareholders upon closing	149,343

SCHEDULE OF ALLOCATION OF PURCHASE PRICE TO NET ASSETS

Cash and cash equivalents	$103,818
Net proceeds from investment fund (PIPE)	2,237,213.00
Accounts payable and accrued expenses	(310,724)
Loans payable	(1,565,000)

Net assets	$465,307

PIPE Convertible Notes Payable assumed in Merger	$4,650,000
Less: Original Issue Discount of 10%	(465,000)
PIPE Convertible Notes Payable, net	4,185,000
Payment of closing costs and other expenses	(1,947,787)
Net proceeds from PIPE Convertible Notes Payable assumed in Merger	$2,237,213

SCHEDULE OF MARKETABLE SECURITIES

Corporate fixed income securities, weighted average yield and maturity of 5.39% and 2.38 years, respectively	$452,682
Government securities, weighted average yield and maturity of 4.91% and 3.25 years, respectively	2,026,271
Total marketable investment securities	$2,478,953